Debt	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Debt	DEBT
Long-Term Debt

The following table presents our long-term debt:

		December 31,
Series	Due	2020	2019
		(In Thousands)
IPL first mortgage bonds:
3.875% (1)	August 2021	$55,000	$55,000
3.875% (1)	August 2021	40,000	40,000
3.125% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
0.75% (2)	April 2026	30,000	—
0.95% (2)	April 2026	60,000	—
Unamortized discount – net		(6,006)	(6,156)
Deferred financing costs		(17,384)	(16,629)
Total IPL first mortgage bonds		1,780,410	1,691,015
IPL unsecured debt:
Variable (3)	December 2020	—	30,000
Variable (3)	December 2020	—	60,000
Deferred financing costs		—	(114)
Total IPL unsecured debt		—	89,886
Total long-term debt – IPL		1,780,410	1,780,901
Long-term debt – IPALCO:
Term Loan	July 2020	—	65,000
3.45% Senior Secured Notes	July 2020	—	405,000
3.70% Senior Secured Notes	September 2024	405,000	405,000
4.25% Senior Secured Notes	May 2030	475,000	—
Unamortized discount – net		(625)	(313)
Deferred financing costs		(8,600)	(3,959)
Total long-term debt – IPALCO		870,775	870,728
Total consolidated IPALCO long-term debt		2,651,185	2,651,629
Less: current portion of long-term debt		94,907	559,199
Net consolidated IPALCO long-term debt		$2,556,278	$2,092,430

(1)First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.
(2)Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but were subject to a mandatory put in December 2020.
(3)First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in April 2026.
Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2020, are as follows:

Year	Amount
(In Thousands)
2021	$95,000
2022	—
2023	—
2024	445,000
2025	—
Thereafter	2,143,800
Total	$2,683,800

Significant Transactions

IPL First Mortgage Bonds and Recent Indiana Finance Authority Bond Issuances

The mortgage and deed of trust of IPL, together with the supplemental indentures thereto, secure the first mortgage bonds issued by IPL. Pursuant to the terms of the mortgage, substantially all property owned by IPL is subject to a first mortgage lien securing indebtedness of $1,803.8 million as of December 31, 2020. The IPL first mortgage bonds require net earnings as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. IPL was in compliance with such requirements as of December 31, 2020.

In December 2020, the Indiana Finance Authority issued on behalf of IPL an aggregate principal amount of $90 million of Environmental Facilities Refunding Revenue Bonds, Series 2020A&B due December 2038. IPL issued $90 million aggregate principal amount of first mortgage bonds to the Indiana Finance Authority in two series: $30 million Series 2020A notes at 0.75% and $60 million Series 2020B notes at 0.95% to secure the loan of proceeds from these bonds issued by the Indiana Finance Authority. These bonds are subject to a mandatory put date of April 1, 2026. Proceeds of the bonds were used to refund $90 million of Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds Series 2015A&B.

IPL has $95 million of 3.875% IPL first mortgage bonds that are due August 1, 2021. Management plans to refinance these first mortgage bonds with new debt. In the event that we are unable to refinance these first mortgage bonds on acceptable terms, IPL has available borrowing capacity on its revolving credit facility that could be used to satisfy the obligation.

IPALCO’s Senior Secured Notes and Term Loan

In April 2020, IPALCO completed the sale of the $475 million aggregate principal amount of 4.25% 2030 IPALCO Notes pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. We used the net proceeds from this offering to retire the $65 million Term Loan on April 14, 2020. The remaining net proceeds, together with cash on hand, were used to redeem the 2020 IPALCO Notes on May 14, 2020, and to pay certain related fees, expenses and make-whole premiums. A loss on early extinguishment of debt of $2.4 million for the 2020 IPALCO Notes is included as a separate line item within "Other Income/(Expense), Net" in the accompanying Consolidated Statements of Operations.

The 2030 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL. The lien on the pledged shares is shared equally and ratably with IPALCO’s existing senior secured notes. IPALCO has also agreed to register the 2030 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC pursuant to a Registration Rights Agreement dated April 14, 2020.
Line of Credit

IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility on June 19, 2019 with a syndication of bank lenders. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance certain existing indebtedness, (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on June 19, 2024, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time prior to June 19, 2023, subject to approval by the lenders. The Credit Agreement also includes two one-year extension options, allowing IPL to extend the maturity date subject to approval by the lenders. Prior to execution, IPL and IPALCO had existing general banking relationships with the parties to the Credit Agreement. As of December 31, 2020 and 2019, IPL had $75.0 million and $0.0 million in outstanding borrowings on the committed line of credit, respectively.

Restrictions on Issuance of Debt

All of IPL’s long-term borrowings must first be approved by the IURC and the aggregate amount of IPL’s short-term indebtedness must be approved by the FERC. IPL has approval from FERC to borrow up to $500 million of short-term indebtedness outstanding at any time through July 26, 2022. In December 2018, IPL received an order from the IURC granting IPL authority through December 31, 2021 to, among other things, issue up to $350 million in aggregate principal amount of long-term debt, all of which authority remains available as of December 31, 2020, and refinance up to $185 million in existing indebtedness, of which $95 million of authority remains available under the order as of December 31, 2020. This order also grants IPL authority to have up to $500 million of long-term credit agreements and liquidity facilities outstanding at any one time, of which $250.0 million remains available under the order as of December 31, 2020. As an alternative to the sale of all or a portion of $65 million in principal of the long-term debt mentioned above, we have the authority to issue up to $65 million of new preferred stock, all of which authority remains available under the order as of December 31, 2020. IPL also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, IPL is generally allowed to fully draw the amounts available on its Credit Agreement, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness.

Credit Ratings

Our ability to borrow money or to refinance existing indebtedness and the interest rates at which we can borrow money or refinance existing indebtedness are affected by our credit ratings. In addition, the applicable interest rates on IPL’s Credit Agreement are dependent upon the credit ratings of IPL. Downgrades in the credit ratings of AES could result in IPL’s and/or IPALCO’s credit ratings being downgraded.

Indianapolis Power And Light Company
Entity Information [Line Items]
Debt	. DEBT
Long-Term Debt

The following table presents IPL’s long-term debt:

		December 31,
Series	Due	2020	2019
		(In Thousands)
IPL first mortgage bonds:
3.875% (1)	August 2021	$55,000	$55,000
3.875% (1)	August 2021	40,000	40,000
3.125% (1)	December 2024	40,000	40,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
0.75% (2)	April 2026	30,000	—
0.95% (2)	April 2026	60,000	—
Unamortized discount – net		(6,006)	(6,156)
Deferred financing costs		(17,384)	(16,629)
Total IPL first mortgage bonds		1,780,410	1,691,015
IPL unsecured debt:
Variable (3)	December 2020	—	30,000
Variable (3)	December 2020	—	60,000
Deferred financing costs		—	(114)
Total IPL unsecured debt		—	89,886
Total consolidated IPL long-term debt		1,780,410	1,780,901
Less: current portion of long-term debt		94,907	89,886
Net consolidated IPL long-term debt		$1,685,503	$1,691,015

(1)First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.
(2)Unsecured notes issued to the Indiana Finance Authority by IPL to facilitate the loan of proceeds from various tax-exempt notes issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but were subject to a mandatory put in December 2020.
(3)First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority. The notes have a final maturity date of December 2038, but are subject to a mandatory put in April 2026.
Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2020, are as follows:

Year	Amount
(In Thousands)
2021	$95,000
2022	—
2023	—
2024	40,000
2025	—
Thereafter	1,668,800
Total	$1,803,800

Significant Transactions

IPL First Mortgage Bonds and Recent Indiana Finance Authority Bond Issuances

The mortgage and deed of trust of IPL, together with the supplemental indentures thereto, secure the first mortgage bonds issued by IPL. Pursuant to the terms of the mortgage, substantially all property owned by IPL is subject to a first mortgage lien securing indebtedness of $1,803.8 million as of December 31, 2020. The IPL first mortgage bonds require net earnings as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. IPL was in compliance with such requirements as of December 31, 2020.

In December 2020, the Indiana Finance Authority issued on behalf of IPL an aggregate principal amount of $90 million of Environmental Facilities Refunding Revenue Bonds, Series 2020A&B due December 2038. IPL issued $90 million aggregate principal amount of first mortgage bonds to the Indiana Finance Authority in two series: $30 million Series 2020A notes at 0.75% and $60 million Series 2020B notes at 0.95% to secure the loan of proceeds from these bonds issued by the Indiana Finance Authority. These bonds are subject to a mandatory put date of April 1, 2026. Proceeds of the bonds were used to refund $90 million of Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds Series 2015A&B.

IPL has $95 million of 3.875% IPL first mortgage bonds that are due August 1, 2021. Management plans to refinance these first mortgage bonds with new debt. In the event that we are unable to refinance these first mortgage bonds on acceptable terms, IPL has available borrowing capacity on its revolving credit facility that could be used to satisfy the obligation.

Line of Credit

IPL entered into an amendment and restatement of its 5-year $250 million revolving credit facility on June 19, 2019 with a syndication of bank lenders. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance certain existing indebtedness, (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on June 19, 2024, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide IPL with an option to request an increase in the size of the facility at any time prior to June 19, 2023, subject to approval by the lenders. The Credit Agreement also includes two one-year extension options, allowing IPL to extend the maturity date subject to approval by the lenders. Prior to execution, IPL had existing general banking relationships with the parties to the Credit Agreement. As of December 31, 2020 and 2019, IPL had $75.0 million and $0.0 million in outstanding borrowings on the committed line of credit, respectively.

Restrictions on Issuance of Debt

All of IPL’s long-term borrowings must first be approved by the IURC and the aggregate amount of IPL’s short-term indebtedness must be approved by the FERC. IPL has approval from FERC to borrow up to $500 million of short-term indebtedness outstanding at any time through July 26, 2022. In December 2018, IPL received an order from the IURC granting IPL authority through December 31, 2021 to, among other things, issue up to $350 million in aggregate principal amount of long-term debt, all of which authority remains available as of December 31, 2020, and refinance up to $185 million in existing indebtedness, of which $95 million of authority remains available under the order as of December 31, 2020. This order also grants IPL authority to have up to $500 million of long-term credit agreements and liquidity facilities outstanding at any one time, of which $250.0 million remains available under the order as of December 31, 2020. As an alternative to the sale of all or a portion of $65 million in principal of the long-term debt mentioned above, we have the authority to issue up to $65 million of new preferred stock, all of which authority remains available under the order as of December 31, 2020. IPL also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, IPL is generally allowed to fully draw the amounts available on its Credit Agreement, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness.

Credit Ratings

IPL’s ability to borrow money or to refinance existing indebtedness and the interest rates at which IPL can borrow money or refinance existing indebtedness are affected by IPL’s credit ratings. In addition, the applicable interest rates on IPL’s Credit Agreement are dependent upon the credit ratings of IPL. Downgrades in the credit ratings of AES and/or IPALCO could result in IPL’s credit ratings being downgraded.